Average Annual Total Returns{- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund K PRO-08 - Fidelity® Low-Priced Stock Fund	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 1 year	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 5 years	Fidelity Low-Priced Stock Fund-Class K Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	25.81%	8.03%	11.83%	25.52%	8.23%	11.83%